Fair Value of Financial Instruments - Summary of Aggregate Fair Value of the Contingent Consideration and Compensation Expense (Detail) - Contingent Consideration Liability [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)
$ in Thousands
	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
Fair value, liabilities measured on recurring basis, unobservable input reconciliation [Line Items]
Beginning balance	$ 1,303	$ 1,900	$ 1,900
Issuance of contingent consideration in connection with acquisition				$ 2,822
Change in fair value of contingent consideration		53	53	(1,810)
Less: contingent payments	(1,675)	(3,675)	(3,675)
Contingent payment recognized as compensation expense	$ 372	2,653	3,025	888
Ending balance		$ 931	$ 1,303	$ 1,900